Related parties (Details Narrative) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) $ / shares	Dec. 31, 2020 EUR (€)
IfrsStatementLineItems [Line Items]
Percentage of voting rights	50.00%
Professional and consultancy fees	€ 600
Subordinated loan	€ 2,000	€ 2,000
Negordy [Member]
IfrsStatementLineItems [Line Items]
Number of shsres hold | shares	1,593,750
Number of warrants hold | shares	1,593,750
Warrant exercise price | $ / shares		€ 11.50
Mag P [Member]
IfrsStatementLineItems [Line Items]
Related party cost	€ 7,500		€ 1,900
Directors And Officers [Member]
IfrsStatementLineItems [Line Items]
Number of shsres hold | shares	1,110,935
Number of warrants hold | shares	1,361,392
Warrant exercise price | $ / shares		€ 11.50
Rune Lundetrae [Member]
IfrsStatementLineItems [Line Items]
Payment to related party	€ 30
Jeffrey Schwarz [Member]
IfrsStatementLineItems [Line Items]
Payment to related party	€ 21,409